Leases (Details) - USD ($)		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Future minimum payments		$ 15,500
Rent expense		$ 236,476	$ 229,019
Subsequent Event [Member]
Leases (Details) [Line Items]
Future minimum payments	$ 31,000